Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Number Of Shares (Details)	12 Months Ended
	Dec. 31, 2017 shares
Tomas Alfaro Drake
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,630
Number Of Outstanding Share Options	73,082
Jose Miguel Andres Torrecillas
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	14,002
Number Of Outstanding Share Options	23,810
Jose Antonio Fernandez Rivero
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,007
Number Of Outstanding Share Options	102,053
Belen Garijo Lopez
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,313
Number Of Outstanding Share Options	26,776
Sunir Kumar Kapoor
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	4,165
Number Of Outstanding Share Options	4,165
Carlos Loring Martinez de Irujo
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,921
Number Of Outstanding Share Options	86,891
Lourdes Maiz Carro
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,263
Number Of Outstanding Share Options	15,706
Jose Maldonado Ramos
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,586
Number Of Outstanding Share Options	67,819
Jose Luis Palao Garcia Suelto
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	8,752
Juan Pi Llorens
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,235
Number Of Outstanding Share Options	42,609
Susana Rodriguez Vidarte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	13,952
Number Of Outstanding Share Options	92,558
James Andrew Stott
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,226
Total remuneration for non executive directors
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	101,074	[1]
Number Of Outstanding Share Options	535,469	[1]

[1]

In addition, in the first semester of 2017, 8,752 theoretical shares were allocated to José Luis Palao García-Suelto and 10,226 theoretical shares were allocated to James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017 respectively .